Cash and bank balances - Additional Information (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Fixed deposits under lien with various banks for the purpose of Debt Service Reserve Account and as margin money for the purpose of letter of credit / bank guarantee [Line Items]
Banking arrangements	₨ 14,037	₨ 8,282
Bottom of range
Fixed deposits under lien with various banks for the purpose of Debt Service Reserve Account and as margin money for the purpose of letter of credit / bank guarantee [Line Items]
Bank deposit, Maturity terms	7 days
Effective interest rate on Bank deposit	2.00%
Top of range
Fixed deposits under lien with various banks for the purpose of Debt Service Reserve Account and as margin money for the purpose of letter of credit / bank guarantee [Line Items]
Bank deposit, Maturity terms	3652 days
Effective interest rate on Bank deposit	8.66%